Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have two significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2025	Balance at beginning of year	$884	$4,318	$241	$5,443
	Impairment	–	–	–	–
	Adjustments (1)	–	31	1	32
	Balance at end of year	$884	$4,349	$242	$5,475
2024	Balance at beginning of year	$884	$4,300	$241	$5,425
	Impairment	–	–	–	–
	Adjustments (1)	–	18	–	18
	Balance at end of year	$884	$4,318	$241	$5,443

(1)	Includes foreign currency translation adjustments.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software
and
other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based	Customer relationships (3)	Total
2025	Gross carrying amount
	Balance at beginning of year	$5,705	$53	$11	$381	$6,150
	Additions	719	–	–	–	719
	Disposals (4)	(67)	(20)	–	(4)	(91)
	Adjustments (5)	3	1	–	1	5
	Balance at end of year	$6,360	$34	$11	$378	$6,783
2024	Balance at end of year	$5,705	$53	$11	$381	$6,150
2025	Accumulated amortization
	Balance at beginning of year	$3,190	$43	$9	$194	$3,436
	Amortization and impairment (6)	615	5	1	39	660
	Disposals (4)	(67)	(20)	–	(4)	(91)
	Adjustments (5)	(2)	1	–	1	–
	Balance at end of year	$3,736	$29	$10	$230	$4,005
2024	Balance at end of year	$3,190	$43	$9	$194	$3,436
	Net book value
	As at October 31, 2025	$2,624	$5	$1	$148	$2,778
	As at October 31, 2024	$2,515	$10	$2	$187	$2,714

(1)	Includes $1,078 million (2024: $1,062 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisition of The PrivateBank.
(3)	Represents customer relationships associated with past acquisitions including of the Canadian Costco credit card portfolio in 2022.
(4)	Includes write-offs of fully amortized assets.
(5)	Includes foreign currency translation.
(6)	Includes impairment of work-in-progress.